Commitments and Contingencies - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Line Items]
Rent expense	$ 3.7	$ 1.9	$ 1.3
Software License Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual obligation, next twelve months	1.2
Contractual obligation, after fifth year	3.1
Bank, Related Party [Member]
Commitments And Contingencies Disclosure [Line Items]
Rent expense	$ 0.3	$ 0.5	$ 0.4